Financial risk - Credit quality of financial assets (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Financial risk
Credit quality exposure risk	$ 1,080,634	$ 1,027,396
Strong
Financial risk
Credit quality exposure risk	815,230	744,448
Good/satisfactory
Financial risk
Credit quality exposure risk	232,492	248,490
Weak
Financial risk
Credit quality exposure risk	32,912	34,458
Loans | Housing
Financial risk
Credit quality exposure risk	514,055	492,471
Loans | Housing | Strong
Financial risk
Credit quality exposure risk	419,208	389,521
Loans | Housing | Good/satisfactory
Financial risk
Credit quality exposure risk	73,482	82,927
Loans | Housing | Weak
Financial risk
Credit quality exposure risk	21,365	20,023
Loans | Personal
Financial risk
Credit quality exposure risk	15,919	18,452
Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,677	4,914
Loans | Personal | Good/satisfactory
Financial risk
Credit quality exposure risk	10,107	12,122
Loans | Personal | Weak
Financial risk
Credit quality exposure risk	1,135	1,416
Loans | Business
Financial risk
Credit quality exposure risk	184,399	187,738
Loans | Business | Strong
Financial risk
Credit quality exposure risk	71,782	67,154
Loans | Business | Good/satisfactory
Financial risk
Credit quality exposure risk	104,131	110,137
Loans | Business | Weak
Financial risk
Credit quality exposure risk	8,486	10,447
Debt Securities
Financial risk
Credit quality exposure risk	83,143	91,413
Debt Securities | Strong
Financial risk
Credit quality exposure risk	82,536	90,826
Debt Securities | Good/satisfactory
Financial risk
Credit quality exposure risk	48
Debt Securities | Weak
Financial risk
Credit quality exposure risk	559	587
Debt securities measured at amortised cost
Financial risk
Credit quality exposure risk	938	1,011
Debt securities measured at amortised cost | Strong
Financial risk
Credit quality exposure risk	331	424
Debt securities measured at amortised cost | Good/satisfactory
Financial risk
Credit quality exposure risk	48	0
Debt securities measured at amortised cost | Weak
Financial risk
Credit quality exposure risk	559	587
Assets held for sale
Financial risk
Credit quality exposure risk	1,048
Assets held for sale | Strong
Financial risk
Credit quality exposure risk	206
Assets held for sale | Good/satisfactory
Financial risk
Credit quality exposure risk	842
Other financial assets
Financial risk
Credit quality exposure risk	81,979	40,381
Other financial assets | Strong
Financial risk
Credit quality exposure risk	81,563	39,871
Other financial assets | Good/satisfactory
Financial risk
Credit quality exposure risk	386	470
Other financial assets | Weak
Financial risk
Credit quality exposure risk	30	40
Undrawn credit commitments
Financial risk
Credit quality exposure risk	200,091	196,941
Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	155,258	152,162
Undrawn credit commitments | Good/satisfactory
Financial risk
Credit quality exposure risk	43,496	42,834
Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	1,337	1,945
Undrawn credit commitments classified as held for sale
Financial risk
Credit quality exposure risk	828	0
Performing - Stage 1
Financial risk
Credit quality exposure risk	993,311	943,292
Performing - Stage 1 | Strong
Financial risk
Credit quality exposure risk	792,004	732,861
Performing - Stage 1 | Good/satisfactory
Financial risk
Credit quality exposure risk	197,417	205,568
Performing - Stage 1 | Weak
Financial risk
Credit quality exposure risk	3,890	4,863
Performing - Stage 1 | Loans | Housing
Financial risk
Credit quality exposure risk	456,919	449,338
Performing - Stage 1 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	398,043	382,892
Performing - Stage 1 | Loans | Housing | Good/satisfactory
Financial risk
Credit quality exposure risk	55,631	62,324
Performing - Stage 1 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	3,245	4,122
Performing - Stage 1 | Loans | Personal
Financial risk
Credit quality exposure risk	13,698	15,779
Performing - Stage 1 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,608	4,768
Performing - Stage 1 | Loans | Personal | Good/satisfactory
Financial risk
Credit quality exposure risk	8,780	10,607
Performing - Stage 1 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	310	404
Performing - Stage 1 | Loans | Business
Financial risk
Credit quality exposure risk	164,968	159,317
Performing - Stage 1 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	71,336	65,091
Performing - Stage 1 | Loans | Business | Good/satisfactory
Financial risk
Credit quality exposure risk	93,457	94,046
Performing - Stage 1 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	175	180
Performing - Stage 1 | Debt Securities
Financial risk
Credit quality exposure risk	82,536	90,461
Performing - Stage 1 | Debt Securities | Strong
Financial risk
Credit quality exposure risk	82,536	90,461
Performing - Stage 1 | Assets held for sale
Financial risk
Credit quality exposure risk	992
Performing - Stage 1 | Assets held for sale | Strong
Financial risk
Credit quality exposure risk	206
Performing - Stage 1 | Assets held for sale | Good/satisfactory
Financial risk
Credit quality exposure risk	786
Performing - Stage 1 | Other financial assets
Financial risk
Credit quality exposure risk	81,979	40,381
Performing - Stage 1 | Other financial assets | Strong
Financial risk
Credit quality exposure risk	81,563	39,871
Performing - Stage 1 | Other financial assets | Good/satisfactory
Financial risk
Credit quality exposure risk	386	470
Performing - Stage 1 | Other financial assets | Weak
Financial risk
Credit quality exposure risk	30	40
Performing - Stage 1 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	192,219	188,016
Performing - Stage 1 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	153,712	149,778
Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Financial risk
Credit quality exposure risk	38,377	38,121
Performing - Stage 1 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	130	117
Performing - Stage 2
Financial risk
Credit quality exposure risk	77,553	72,793
Performing - Stage 2 | Strong
Financial risk
Credit quality exposure risk	23,226	11,587
Performing - Stage 2 | Good/satisfactory
Financial risk
Credit quality exposure risk	35,075	42,922
Performing - Stage 2 | Weak
Financial risk
Credit quality exposure risk	19,252	18,284
Performing - Stage 2 | Loans | Housing
Financial risk
Credit quality exposure risk	51,675	35,490
Performing - Stage 2 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	21,165	6,629
Performing - Stage 2 | Loans | Housing | Good/satisfactory
Financial risk
Credit quality exposure risk	17,851	20,603
Performing - Stage 2 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	12,659	8,258
Performing - Stage 2 | Loans | Personal
Financial risk
Credit quality exposure risk	1,935	2,292
Performing - Stage 2 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	69	146
Performing - Stage 2 | Loans | Personal | Good/satisfactory
Financial risk
Credit quality exposure risk	1,327	1,515
Performing - Stage 2 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	539	631
Performing - Stage 2 | Loans | Business
Financial risk
Credit quality exposure risk	15,682	25,354
Performing - Stage 2 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	446	2,063
Performing - Stage 2 | Loans | Business | Good/satisfactory
Financial risk
Credit quality exposure risk	10,674	16,091
Performing - Stage 2 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	4,562	7,200
Performing - Stage 2 | Debt Securities
Financial risk
Credit quality exposure risk	607	952
Performing - Stage 2 | Debt Securities | Strong
Financial risk
Credit quality exposure risk		365
Performing - Stage 2 | Debt Securities | Good/satisfactory
Financial risk
Credit quality exposure risk	48
Performing - Stage 2 | Debt Securities | Weak
Financial risk
Credit quality exposure risk	559	587
Performing - Stage 2 | Assets held for sale
Financial risk
Credit quality exposure risk	56
Performing - Stage 2 | Assets held for sale | Good/satisfactory
Financial risk
Credit quality exposure risk	56
Performing - Stage 2 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	7,598	8,705
Performing - Stage 2 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	1,546	2,384
Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Financial risk
Credit quality exposure risk	5,119	4,713
Performing - Stage 2 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	933	1,608
Non-performing - Stage 3
Financial risk
Credit quality exposure risk	9,770	11,311
Non-performing - Stage 3 | Weak
Financial risk
Credit quality exposure risk	9,770	11,311
Non-performing - Stage 3 | Loans | Housing
Financial risk
Credit quality exposure risk	5,461	7,643
Non-performing - Stage 3 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	5,461	7,643
Non-performing - Stage 3 | Loans | Personal
Financial risk
Credit quality exposure risk	286	381
Non-performing - Stage 3 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	286	381
Non-performing - Stage 3 | Loans | Business
Financial risk
Credit quality exposure risk	3,749	3,067
Non-performing - Stage 3 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	3,749	3,067
Non-performing - Stage 3 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	274	220
Non-performing - Stage 3 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	274	220
Parent Entity
Financial risk
Credit quality exposure risk	1,111,859	1,074,878
Parent Entity | Strong
Financial risk
Credit quality exposure risk	884,171	833,578
Parent Entity | Good/satisfactory
Financial risk
Credit quality exposure risk	198,409	213,141
Parent Entity | Weak
Financial risk
Credit quality exposure risk	29,279	28,159
Parent Entity | Loans | Housing
Financial risk
Credit quality exposure risk	455,904	441,261
Parent Entity | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	371,703	351,467
Parent Entity | Loans | Housing | Good/satisfactory
Financial risk
Credit quality exposure risk	64,026	73,066
Parent Entity | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	20,175	16,728
Parent Entity | Loans | Personal
Financial risk
Credit quality exposure risk	14,699	16,946
Parent Entity | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,246	4,427
Parent Entity | Loans | Personal | Good/satisfactory
Financial risk
Credit quality exposure risk	9,564	11,447
Parent Entity | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	889	1,072
Parent Entity | Loans | Business
Financial risk
Credit quality exposure risk	151,712	154,310
Parent Entity | Loans | Business | Strong
Financial risk
Credit quality exposure risk	59,617	55,082
Parent Entity | Loans | Business | Good/satisfactory
Financial risk
Credit quality exposure risk	85,049	90,605
Parent Entity | Loans | Business | Weak
Financial risk
Credit quality exposure risk	7,046	8,623
Parent Entity | Debt Securities
Financial risk
Credit quality exposure risk	77,789	85,758
Parent Entity | Debt Securities | Strong
Financial risk
Credit quality exposure risk	77,741	85,758
Parent Entity | Debt Securities | Good/satisfactory
Financial risk
Credit quality exposure risk	48
Parent Entity | Debt securities measured at amortised cost
Financial risk
Credit quality exposure risk	50	3
Parent Entity | Debt securities measured at amortised cost | Strong
Financial risk
Credit quality exposure risk	2	3
Parent Entity | Debt securities measured at amortised cost | Good/satisfactory
Financial risk
Credit quality exposure risk	48	0
Parent Entity | Assets held for sale
Financial risk
Credit quality exposure risk	1,022
Parent Entity | Assets held for sale | Strong
Financial risk
Credit quality exposure risk	180
Parent Entity | Assets held for sale | Good/satisfactory
Financial risk
Credit quality exposure risk	842
Parent Entity | Other financial assets
Financial risk
Credit quality exposure risk	236,252	204,624
Parent Entity | Other financial assets | Strong
Financial risk
Credit quality exposure risk	235,953	204,239
Parent Entity | Other financial assets | Good/satisfactory
Financial risk
Credit quality exposure risk	273	354
Parent Entity | Other financial assets | Weak
Financial risk
Credit quality exposure risk	26	31
Parent Entity | Undrawn credit commitments
Financial risk
Credit quality exposure risk	174,481	171,979
Parent Entity | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	134,731	132,605
Parent Entity | Undrawn credit commitments | Good/satisfactory
Financial risk
Credit quality exposure risk	38,607	37,669
Parent Entity | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	1,143	1,705
Parent Entity | Undrawn credit commitments classified as held for sale
Financial risk
Credit quality exposure risk	800	0
Parent Entity | Performing - Stage 1
Financial risk
Credit quality exposure risk	1,034,652	1,002,439
Parent Entity | Performing - Stage 1 | Strong
Financial risk
Credit quality exposure risk	862,869	823,442
Parent Entity | Performing - Stage 1 | Good/satisfactory
Financial risk
Credit quality exposure risk	168,362	175,372
Parent Entity | Performing - Stage 1 | Weak
Financial risk
Credit quality exposure risk	3,421	3,625
Parent Entity | Performing - Stage 1 | Loans | Housing
Financial risk
Credit quality exposure risk	402,389	402,793
Parent Entity | Performing - Stage 1 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	352,163	345,662
Parent Entity | Performing - Stage 1 | Loans | Housing | Good/satisfactory
Financial risk
Credit quality exposure risk	47,301	54,065
Parent Entity | Performing - Stage 1 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	2,925	3,066
Parent Entity | Performing - Stage 1 | Loans | Personal
Financial risk
Credit quality exposure risk	12,821	14,657
Parent Entity | Performing - Stage 1 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,204	4,292
Parent Entity | Performing - Stage 1 | Loans | Personal | Good/satisfactory
Financial risk
Credit quality exposure risk	8,386	10,071
Parent Entity | Performing - Stage 1 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	231	294
Parent Entity | Performing - Stage 1 | Loans | Business
Financial risk
Credit quality exposure risk	136,617	130,786
Parent Entity | Performing - Stage 1 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	59,224	53,321
Parent Entity | Performing - Stage 1 | Loans | Business | Good/satisfactory
Financial risk
Credit quality exposure risk	77,251	77,330
Parent Entity | Performing - Stage 1 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	142	135
Parent Entity | Performing - Stage 1 | Debt Securities
Financial risk
Credit quality exposure risk	77,741	85,434
Parent Entity | Performing - Stage 1 | Debt Securities | Strong
Financial risk
Credit quality exposure risk	77,741	85,434
Parent Entity | Performing - Stage 1 | Assets held for sale
Financial risk
Credit quality exposure risk	966
Parent Entity | Performing - Stage 1 | Assets held for sale | Strong
Financial risk
Credit quality exposure risk	180
Parent Entity | Performing - Stage 1 | Assets held for sale | Good/satisfactory
Financial risk
Credit quality exposure risk	786
Parent Entity | Performing - Stage 1 | Other financial assets
Financial risk
Credit quality exposure risk	236,252	204,624
Parent Entity | Performing - Stage 1 | Other financial assets | Strong
Financial risk
Credit quality exposure risk	235,953	204,239
Parent Entity | Performing - Stage 1 | Other financial assets | Good/satisfactory
Financial risk
Credit quality exposure risk	273	354
Parent Entity | Performing - Stage 1 | Other financial assets | Weak
Financial risk
Credit quality exposure risk	26	31
Parent Entity | Performing - Stage 1 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	167,866	164,145
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	133,404	130,494
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Financial risk
Credit quality exposure risk	34,365	33,552
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	97	99
Parent Entity | Performing - Stage 2
Financial risk
Credit quality exposure risk	68,227	62,146
Parent Entity | Performing - Stage 2 | Strong
Financial risk
Credit quality exposure risk	21,302	10,136
Parent Entity | Performing - Stage 2 | Good/satisfactory
Financial risk
Credit quality exposure risk	30,047	37,769
Parent Entity | Performing - Stage 2 | Weak
Financial risk
Credit quality exposure risk	16,878	14,241
Parent Entity | Performing - Stage 2 | Loans | Housing
Financial risk
Credit quality exposure risk	48,451	31,273
Parent Entity | Performing - Stage 2 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	19,540	5,805
Parent Entity | Performing - Stage 2 | Loans | Housing | Good/satisfactory
Financial risk
Credit quality exposure risk	16,725	19,001
Parent Entity | Performing - Stage 2 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	12,186	6,467
Parent Entity | Performing - Stage 2 | Loans | Personal
Financial risk
Credit quality exposure risk	1,620	1,960
Parent Entity | Performing - Stage 2 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	42	135
Parent Entity | Performing - Stage 2 | Loans | Personal | Good/satisfactory
Financial risk
Credit quality exposure risk	1,178	1,376
Parent Entity | Performing - Stage 2 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	400	449
Parent Entity | Performing - Stage 2 | Loans | Business
Financial risk
Credit quality exposure risk	11,687	20,935
Parent Entity | Performing - Stage 2 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	393	1,761
Parent Entity | Performing - Stage 2 | Loans | Business | Good/satisfactory
Financial risk
Credit quality exposure risk	7,798	13,275
Parent Entity | Performing - Stage 2 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	3,496	5,899
Parent Entity | Performing - Stage 2 | Debt Securities
Financial risk
Credit quality exposure risk	48	324
Parent Entity | Performing - Stage 2 | Debt Securities | Strong
Financial risk
Credit quality exposure risk		324
Parent Entity | Performing - Stage 2 | Debt Securities | Good/satisfactory
Financial risk
Credit quality exposure risk	48
Parent Entity | Performing - Stage 2 | Assets held for sale
Financial risk
Credit quality exposure risk	56
Parent Entity | Performing - Stage 2 | Assets held for sale | Good/satisfactory
Financial risk
Credit quality exposure risk	56
Parent Entity | Performing - Stage 2 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	6,365	7,654
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	1,327	2,111
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Financial risk
Credit quality exposure risk	4,242	4,117
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	796	1,426
Parent Entity | Non-performing - Stage 3
Financial risk
Credit quality exposure risk	8,980	10,293
Parent Entity | Non-performing - Stage 3 | Weak
Financial risk
Credit quality exposure risk	8,980	10,293
Parent Entity | Non-performing - Stage 3 | Loans | Housing
Financial risk
Credit quality exposure risk	5,064	7,195
Parent Entity | Non-performing - Stage 3 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	5,064	7,195
Parent Entity | Non-performing - Stage 3 | Loans | Personal
Financial risk
Credit quality exposure risk	258	329
Parent Entity | Non-performing - Stage 3 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	258	329
Parent Entity | Non-performing - Stage 3 | Loans | Business
Financial risk
Credit quality exposure risk	3,408	2,589
Parent Entity | Non-performing - Stage 3 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	3,408	2,589
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	250	180
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	$ 250	$ 180